INTANGIBLE ASSETS - Movements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	R$ 4,992,176	R$ 785,494
Effects of deconsolidation - Eletronuclear	(79,193)
Acquisition of control - MESA	1,130,030
Additions/ Constitutions	75,100,652	4,543,416
Write-offs/ Reversals	3,345	(42,712)
Amortizations	(1,088,065)	(294,028)
Assets held for sale		(701)
Transfers	(78,364)	707
Closing balance	79,980,581	4,992,176
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	4,535,280	394,222
Effects of deconsolidation - Eletronuclear	(18,790)
Acquisition of control - MESA	1,125,582
Additions/ Constitutions	74,939,010	4,038,327
Write-offs/ Reversals	8,347	(30,357)
Amortizations	(1,088,065)	(294,028)
Assets held for sale		(474)
Transfers	(26,316)	427,590
Closing balance	79,475,048	4,535,280
ECL
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	(70,092)	(305,292)
Additions/ Constitutions	(100,153)	(684)
Write-offs/ Reversals	17,257	40,814
Transfers		195,070
Closing balance	(152,988)	(70,092)
Intangible assets in service
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	4,605,372	699,514
Effects of deconsolidation - Eletronuclear	(18,790)
Acquisition of control - MESA	1,125,582
Additions/ Constitutions	75,039,163	4,039,011
Write-offs/ Reversals	(8,910)	(71,171)
Amortizations	(1,088,065)	(294,028)
Assets held for sale		(474)
Transfers	(26,316)	232,520
Closing balance	79,628,036	4,605,372
Intangible assets in service | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	4,535,280
Closing balance	79,475,048	4,535,280
Concessions
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	4,169,739
Acquisition of control - MESA	880,584
Additions/ Constitutions	75,021,254
Write-offs/ Reversals	(1,156)
Amortizations	(1,013,732)
Closing balance	79,056,689	4,169,739
Renegotiation of hydrological risk
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	4,169,739	155,140
Additions/ Constitutions		3,893,389
Write-offs/ Reversals		(27,440)
Amortizations		(223,848)
Transfers		372,498
Closing balance		4,169,739
Software
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	120,097	123,339
Effects of deconsolidation - Eletronuclear	(18,790)
Acquisition of control - MESA	463
Additions/ Constitutions	7,183	877
Write-offs/ Reversals		(2,518)
Amortizations	(18,198)	(52,712)
Transfers	21,778	51,111
Closing balance	112,533	120,097
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	158,460	306,602
Additions/ Constitutions		57,626
Amortizations	(8,196)	(10,700)
Assets held for sale		(2)
Transfers	(57,625)	(195,070)
Closing balance	92,639	158,460
Easements
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	88,068	83,223
Acquisition of control - MESA	134,741
Additions/ Constitutions		6,799
Amortizations	(5,005)	(1,954)
Closing balance	217,804	88,068
Use of the Public Good
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	69,008	31,210
Additions/ Constitutions		80,320
Write-offs/ Reversals		(41,213)
Amortizations		(4,814)
Assets held for sale		(476)
Transfers		3,981
Closing balance		69,008
Others
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	69,008
Acquisition of control - MESA	109,794
Additions/ Constitutions	10,726
Write-offs/ Reversals	(7,754)
Amortizations	(42,934)
Transfers	9,531
Closing balance	148,371	69,008
Intangible assets in progress
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	456,896	391,272
Effects of deconsolidation - Eletronuclear	(60,403)
Acquisition of control - MESA	4,448
Additions/ Constitutions	161,642	505,089
Write-offs/ Reversals	(5,002)	(12,355)
Assets held for sale		(227)
Transfers	(52,048)	(426,883)
Closing balance	505,533	456,896
Software
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	275,941	185,487
Effects of deconsolidation - Eletronuclear	(60,403)
Acquisition of control - MESA	4,448
Additions/ Constitutions	112,645	111,617
Write-offs/ Reversals		(12,174)
Transfers	(27,792)	(8,989)
Closing balance	304,839	275,941
Easements
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance		882
Assets held for sale		(227)
Transfers		(655)
Others
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	180,955	204,903
Additions/ Constitutions	48,997	393,472
Write-offs/ Reversals	(5,002)	(181)
Transfers	(24,256)	(417,239)
Closing balance	R$ 200,694	R$ 180,955